Schedule of Investments - March 31, 2024
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

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COMMON STOCKS - 96.76%	Held	Value
COMMUNICATION SERVICES - 5.39%
Media - 5.39%
National CineMedia, Inc. (a)	2,046,800	$10,541,020
Stagwell, Inc. (a)	5,524,400	34,361,768
TOTAL COMMUNICATION SERVICES		44,902,788

CONSUMER DISCRETIONARY - 12.30%
Automobile Components - 4.50%
Adient PLC (a)	657,500	21,644,900
Atmus Filtration Technologies, Inc. (a)	491,800	15,860,550
		37,505,450
Diversified Consumer Services - 0.49%
Adtalem Global Education, Inc. (a)	79,500	4,086,300

Hotels, Restaurants & Leisure - 3.35%
International Game Technology PLC	234,600	5,299,614
Marriott Vacations Worldwide Corp.	210,200	22,644,846
		27,944,460
Specialty Retail - 3.96%
The ODP Corp. (a)	357,380	18,959,009
Sonic Automotive, Inc.	246,600	14,041,404
		33,000,413
TOTAL CONSUMER DISCRETIONARY		102,536,623

CONSUMER STAPLES - 0.17%
Personal Care Products - 0.17%
Herbalife Ltd. (a)	142,900	1,436,145
TOTAL CONSUMER STAPLES		1,436,145

ENERGY - 11.31%
Energy Equipment & Services - 3.09%
Expro Group Holdings NV (a)	209,382	4,181,359
NOV, Inc.	1,107,100	21,610,592
		25,791,951
Oil, Gas & Consumable Fuels - 8.22%
Baytex Energy Corp.	1,715,186	6,226,125
Berry Corp.	2,134,100	17,179,505
Callon Petroleum Company (a)	284,900	10,188,024
Crescent Energy Company	153,200	1,823,080
Kinetik Holdings, Inc.	31,390	1,251,519
Kosmos Energy Ltd. (a)	3,598,300	21,445,868
Murphy Oil Corp.	104,300	4,766,510
NextDecade Corp. (a)	484,500	2,751,960
Range Resources Corp.	83,500	2,874,905
		68,507,496
TOTAL ENERGY		94,299,447

FINANCIALS - 23.98%
Banks - 9.63%
The Bank of NT Butterfield & Son Ltd.	459,000	14,683,410
First Hawaiian, Inc.	953,800	20,945,448
First Horizon Corp.	444,400	6,843,760
Popular, Inc.	340,000	29,950,600
Synovus Financial Corp.	166,200	6,657,972
WaFd, Inc.	39,498	1,146,627
		80,227,817
Capital Markets - 3.65%
Evercore, Inc.	31,900	6,143,621
Perella Weinberg Partners	283,700	4,008,681
Stifel Financial Corp.	259,600	20,292,932
		30,445,234
Consumer Finance - 3.02%
SLM Corp.	1,155,800	25,184,882

Financial Services - 2.08%
Euronet Worldwide, Inc. (a)	84,700	9,311,071
WEX, Inc. (a)	33,800	8,028,514
		17,339,585
Insurance - 5.60%
CNO Financial Group, Inc.	121,900	3,349,812
Enstar Group Ltd. (a)	83,919	26,078,668
Global Indemnity Group LLC	316,036	9,648,579
Horace Mann Educators Corp.	205,600	7,605,144
		46,682,203
TOTAL FINANCIALS		199,879,721

INDUSTRIALS - 16.09%
Commercial Services & Supplies - 1.83%
The Brink's Company	120,100	11,094,838
MillerKnoll, Inc.	80,800	2,000,608
Quad/Graphics, Inc.	402,700	2,138,337
		15,233,783
Construction & Engineering - 3.32%
Fluor Corp. (a)	654,300	27,663,804

Ground Transportation - 1.50%
U-Haul Holding Company	188,000	12,535,840

Machinery - 4.78%
Allison Transmission Holdings, Inc.	89,700	7,280,052
Flowserve Corp.	138,900	6,344,952
The Greenbrier Companies, Inc.	200,500	10,446,050
Miller Industries, Inc.	95,800	4,799,580
The Timken Company	125,400	10,963,722
		39,834,356
Professional Services - 4.11%
Hudson Global, Inc. (a) (o)	147,460	2,602,669
Korn Ferry	228,400	15,019,584
ManpowerGroup, Inc.	214,800	16,677,072
		34,299,325
Trading Companies & Distributors - 0.55%
Rush Enterprises, Inc.	85,200	4,559,904
TOTAL INDUSTRIALS		134,127,012

INFORMATION TECHNOLOGY - 14.16%
Communications Equipment - 6.72%
F5, Inc. (a)	238,000	45,122,420
Telefonaktiebolaget LM Ericsson - ADR (l)	1,973,300	10,872,883
		55,995,303
Electronic Equipment, Instruments & Components - 7.44%
Arrow Electronics, Inc. (a)	301,700	39,058,082
Belden, Inc.	146,100	13,530,321
Itron, Inc. (a)	28,800	2,664,576
Plexus Corp. (a)	71,600	6,789,112
		62,042,091
TOTAL INFORMATION TECHNOLOGY		118,037,394

MATERIALS - 5.89%
Chemicals - 5.89%
Ecovyst, Inc. (a)	2,663,400	29,696,910
Olin Corp.	330,700	19,445,160
TOTAL MATERIALS		49,142,070

REAL ESTATE - 3.90%
Real Estate Management & Development - 3.90%
Jones Lang LaSalle, Inc. (a)	77,400	15,099,966
The RMR Group, Inc.	117,400	2,817,600
Seritage Growth Properties (a) (l)	1,510,810	14,579,317
TOTAL REAL ESTATE		32,496,883

UTILITIES - 3.57%
Electric Utilities - 1.14%
Portland General Electric Company	225,900	9,487,800

Multi-Utilities - 2.43%
Avista Corp.	580,100	20,315,102
TOTAL UTILITIES		29,802,902

Total common stocks (Cost $662,783,693)		806,660,985

Total long-term investments (Cost $662,783,693)		806,660,985

COLLATERAL FOR SECURITIES ON LOAN - 0.67%
Money Market Funds - 0.67%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 5.24%^	5,575,761	5,575,761
Total collateral for securities on loan (Cost $5,575,761)		5,575,761

	Principal
SHORT-TERM INVESTMENTS - 3.37%	Amount
Time Deposits - 3.37%
JPMorgan Chase & Company, 4.68%, 04/01/2024*	$28,109,509	28,109,509
Total short-term investments (Cost $28,109,509)		28,109,509

Total investments - 100.80% (Cost $696,468,963)		840,346,255

Liabilities in excess of other assets - (0.80)%		(6,649,266)

Net assets - 100.00%		$833,696,989

(a)	- Non-income producing security.
(l)
 - All or a portion of this security is on loan. The total market value of securities on loan was $5,363,425. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2024, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2023	Purchases	Sales	Gains (Losses)	Depreciation	March 31, 2024	Dividends	March 31, 2024
Hudson Global, Inc.	$3,280,985	$-	$-	$-	$(678,316)	$2,602,669	$-	147,460
	$3,280,985	$-	$-	$-	$(678,316)	$2,602,669	$-

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2024.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2024:

Level 1 --- Quoted prices in an active market:
Common Stocks	$806,660,985
Money Market Funds	5,575,761
Level 2 --- Other significant observable market inputs:
Time Deposits	28,109,509
Level 3 --- Significant unobservable inputs	-

Total Investments	$840,346,255